SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN EXCHANGE CURRENCY TRANSLATION

South Korean Won per USD
Exchange rate as of September 30, 2022	1,435.44

	South Korean Won per USD
	Three Months ended September 30, 2022	Six Months Ended September 30, 2022
Average exchange rate as of September 30, 2022	1,340.47	1,300.50

South Korean Won per USD
Exchange rate as of March 31, 2022	1,212.99
Average exchange rate for the fiscal year ended March 31, 2022	1,167.39